Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2019
Banking and Thrift [Abstract]
Schedule of minimum capital ratios
	As of June 30, 2019
	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Requirement To be “Well- Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$51,767	26.8%	$8,685	4.5%	N/A	N/A
First Federal of Hazard	18,275	38.5	2,139	4.5	$3,090	6.5%
First Federal of Kentucky	29,659	20.4	6,543	4.5	9,451	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	51,767	26.8	11,581	6.0	N/A	N/A
First Federal of Hazard	18,275	38.5	2,852	6.0	3,803	8.0
First Federal of Kentucky	29,659	20.4	8,724	6.0	11,632	8.0

Total capital ratio
Kentucky First Federal	53,223	27.5	15,441	8.0	N/A	N/A
First Federal of Hazard	18,816	39.6	3,803	8.0	4,753	10.0
First Federal of Kentucky	30,574	21.0	11,632	8.0	14,540	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	51,767	16.7	12,424	4.0	N/A	N/A
First Federal of Hazard	18,275	22.3	3,285	4.0	4,106	5.0
First Federal of Kentucky	29,659	12.9	9,175	4.0	11,469	5.0

	As of June 30, 2018
	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Requirement To be “Well- Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,696	29.5%	$8,050	4.5%	N/A	N/A
First Federal of Hazard	18,221	43.6	1,883	4.5	$2,720	6.5%
First Federal of Kentucky	30,502	21.3	6,443	4.5	9,306	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,696	29.5	10,733	6.0	N/A	N/A
First Federal of Hazard	18,221	43.6	2,511	6.0	3,348	8.0
First Federal of Kentucky	30,502	21.3	8,590	6.0	11,454	8.0

Total capital ratio
Kentucky First Federal	54,272	30.3	14,311	8.0	N/A	N/A
First Federal of Hazard	18,745	44.8	3,348	8.0	4,184	10.0
First Federal of Kentucky	31,462	22.0	11,454	8.0	14,317	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,696	17.5	12,035	4.0	N/A	N/A
First Federal of Hazard	18,221	24.3	2,996	4.0	3,745	5.0
First Federal of Kentucky	30,502	13.5	9,046	4.0	11,308	5.0